ACCOUNTS PAYABLE AND OTHER - Other Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in other provisions [abstract]
Other provision - balance at beginning of year	$ 203	$ 259
Additional provisions recognized	97	52
Reduction arising from payments/derecognition	(34)	(38)
Accretion expenses	7	10
Change in discount rate	(51)	(1)
Change in other estimates	(17)	(80)
Net foreign currency exchange differences	15	1
Other provision - balance at end of year	220	$ 203
Liability inflation rate		2.00%
Decommissioning Liability
Reconciliation of changes in other provisions [abstract]
Other provision - balance at beginning of year	134	$ 192
Additional provisions recognized	8	3
Reduction arising from payments/derecognition	(2)	(3)
Accretion expenses	7	9
Change in discount rate	(51)	(1)
Change in other estimates	(14)	(71)
Net foreign currency exchange differences	11	5
Other provision - balance at end of year	93	134
Provisions for defects
Reconciliation of changes in other provisions [abstract]
Other provision - balance at beginning of year	47	48
Additional provisions recognized	12	8
Reduction arising from payments/derecognition	(17)	(7)
Accretion expenses	0	1
Change in discount rate	0	0
Change in other estimates	0	0
Net foreign currency exchange differences	3	(3)
Other provision - balance at end of year	45	47
Other
Reconciliation of changes in other provisions [abstract]
Other provision - balance at beginning of year	22	19
Additional provisions recognized	77	41
Reduction arising from payments/derecognition	(15)	(28)
Accretion expenses	0	0
Change in discount rate	0	0
Change in other estimates	(3)	(9)
Net foreign currency exchange differences	1	(1)
Other provision - balance at end of year	$ 82	$ 22
Top of range
Disclosure of other provisions [line items]
Other Provisions, Liability Risk Rate	8.50%	6.50%
Reconciliation of changes in other provisions [abstract]
Liability inflation rate	2.00%
Bottom of range
Disclosure of other provisions [line items]
Other Provisions, Liability Risk Rate	1.70%	1.80%
Reconciliation of changes in other provisions [abstract]
Liability inflation rate	1.40%